POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2024
BENEFITS TO EMPLOYEES
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras companies
Pension benefit plans
Company	BD Plan	Defined Benefit Plan	CD Plan	Health plan
Eletrobras	X		X	X
CGT Eletrosul	X		X	X
Chesf	X	X	X
Eletronorte	X		X	X

Schedule of amounts recognized in the balance sheet

	12/31/2024	12/31/2023
Social security plans benefits	3,531,505	5,424,163
Health plans and life insurance	174,716	162,635
Total post-employment benefit obligations	3,706,221	5,586,798

Current	289,840	292,990
Non-current	3,416,381	5,293,808
Total	3,706,221	5,586,798

Schedule of actuarial assumptions used to determine the present value of a defined benefit obligation and expense

Economic Hypotheses
	12/31/2024	12/31/2023
Actual annual actuarial discount interest rate	5.49 to 8.10	5.22 to 6.62
Projection of average wage increase	0.00 to 0.98	1.00 to 2.01
Average annual inflation rate	3.50%	4.00%
Expected return on plan assets (a)	3.50%	4.00%

(a) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2024	12/31/2023
Table of active and inactive mortality	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v.2015 M&F
Table of mortality of disabled persons	RP-2000 (female); PUB 2010 MI gender -segregated; RRB-1983, gender-segregated; AT-49 Male; MI-2006 (Segregated); RP-2000 (Segregated); MI-85, gender -segregated; AT-83 IAM M.

RP-2000 (female), RP-2000 Disabled (gender segregated), RRB-1983, gender segregated, AT-49 MaleRRB-1983, gender segregatedWinklevoss, 20% reducedMI-85, gender segregated, and AT-83 IAM MMI-85, gender segregated.

Table of disability	Álvaro Vindas, softened by 50%; Light Weak; Grupo Americana; TASA 1927, aggravated by 20%; Light Medium.	Álvaro Vindas, Álvaro Vindas, softened by 50%, Light Weak, Grupo Americana and TASA 1927, aggravated by 20%.

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	12/31/2024	12/31/2023
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	2,082,849	2,064,281

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

					2029
	2025	2026	2027	2028	onwards	Total
Social Security Program	2,573,649	2,343,853	2,134,283	1,939,440	15,364,798	24,356,023

Schedule of sensitivity analysis for actuarial assumptions

Income Statement
	12/31/2024	12/31/2023	12/31/2022
Net Current service cost	9,702	9,652	757
Net interest costs	14,544	16,404	20,741
Actuarial expense / (revenue) recognized in the year	24,246	26,056	21,498

Summary of defined benefit plans obligation

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(25,899)	29,522
Expectation of wage growth	429	—

Summary of estimated obligations

	12/31/2024	12/31/2023
Current
Vacation allowance	282,101	221,194
PDV - Voluntary Dismissal Program	—	280,246
Payroll	259,754	223,348
Vacation Charges	80,393	118,124
Provision end-of-year bonus	7,408	5,189
Profit or income sharing	230,500	679,933
Charges on end-of-year bonus	—	15,981
Social security contribution	48,052	17,313
Others	50,572	73,605
	958,780	1,634,933

Social security defined benefit plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Asset Balance - Social Security Plans

	12/31/2024	12/31/2023
Present value of partially or fully covered actuarial obligations (a)	24,356,024	29,632,116
Asset ceiling (a)	1,766,372	1,782,006
Debt contract (b)	687,956	—
(-) Fair value of plan assets (b)	(23,278,847)	(25,989,959)
Immediate Available Values	1,337	3,801
Realizable assets	546,132	520,777
Fixed Income Investments	27,835,826	30,720,143
Variable Income Investments	2,268,799	3,110,626
Real Estate Investments	493,307	650,284
Structured Investments	1,281,812	855,390
Loans and Financing	396,303	505,226
Investments Abroad	—	—
Pension fund - Reserve allocation	103,483	92,504
Others	815	227,507
(-) Defined contribution plan assets	(8,422,867)	(9,443,800)
(-) Operational liabilities	(139,415)	(176,996)
(-) Contingent Liabilities	(205,646)	(228,196)
(-) Investment Funds	(204,902)	(222,948)
(-) Administrative Funds	(546,132)	(520,777)
(-) Pension Funds	(130,005)	(103,582)
Net liabilities (a) + (b)	3,531,505	5,424,163

Income Statement - Social Security Plans

	12/31/2024	12/31/2023	12/31/2022
Current service cost	40,101	39,001	42,245
Net interest costs	2,559,602	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	2,599,703	2,742,476	2,664,945

Schedule of changes in the present value of actuarial obligations

	12/31/2024	12/31/2023
Opening balance as of January 1	29,632,116	27,357,876
Current service cost	40,101	39,001
Interest on actuarial obligation	2,559,602	2,703,475
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Normal Participant Contributions	9,592	11,952
Gain/Loss on actuarial obligations arising from remeasurement	(4,975,066)	2,155,240
Actuarial gains/losses arising from changes in financial assumptions	(3,577,033)	1,996,962
Actuarial gains/losses arising from experience adjustments	(313,175)	158,278
Actuarial Gains/Losses – Risk Sharing (PED)	(1,084,858)	—
Final balance on December 31	24,356,023	29,632,116

Schedule of changes and composition of the fair value of assets

	12/31/2024	12/31/2023
Opening balance as of January 1	25,989,959	23,780,227
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Participant contributions made during the financial year	9,592	—
Employer contributions paid during the fiscal year	441,038	476,899
Gain/Loss on plan assets (excluding interest income)	666,993	2,012,962
Expected return on assets in the year	(918,413)	2,355,299
Final balance on December 31	23,278,847	25,989,959

Health and life insurance plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Balance Sheet	12/31/2024	12/31/2023
The Actuarial Present Value obligations	174,716	162,635
Net liability / (asset)	174,716	162,635

Schedule of changes and composition of the fair value of assets

	12/31/2024	12/31/2023
Opening balance as of January 1	162,635	255,181
Current service cost	9,702	9,652
Interest on actuarial obligation	14,544	16,404
Benefits paid in the year	(9,183)	(6,966)
Past service cost	(21,433)	—
Gain/Loss on actuarial obligations arising from remeasurement	18,451	(111,636)
Actuarial losses arising from changes in demographic assumptions	(10,201)	(10,920)
Actuarial gains/losses arising from changes in financial assumptions	(52,333)	28,221
Actuarial gains/losses resulting from adjustments based on experience	80,985	(128,937)
Final balance on December 31	174,716	162,635